Net Income (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
Net Income (Loss) Per Share
Net income (loss) per share is determined by dividing the net income (loss) relevant to the common stockholders by the weighted average number of shares outstanding during the period. Diluted net income (loss) per common share uses the same net income (loss) divided by the number of shares that would be outstanding assuming dilutive options and stock are converted. The table below shows the calculations for the three and nine months ended September 30, 2017 and 2016.

	Three Months Ended September 30,		Nine Months Ended September 30,
(In thousands, except for per share data)	2017	2016	2017	2016
Numerator (both basic and diluted)
Net income (loss) relevant to common stockholders	$21,965	$(13,598)	$2,535	$(35,830)
Denominator
Denominator for basic income (loss) per share	83,040	52,975	74,124	42,526
Dilutive effect of stock options	2,808	—	2,822	—
Dilutive effect of performance stock units	37	—	—	—
Dilutive effect of non-vested restricted stock	379	—	172	—
Denominator for diluted income (loss) per share	86,264	52,975	77,118	42,526
Basic income (loss) per common share	$0.26	$(0.26)	$0.03	$(0.84)
Diluted income (loss) per common share	$0.25	$(0.26)	$0.03	$(0.84)

As shown in the table below, the following non-vested restricted stock, performance stock units, and stock options have not been included in the calculation of diluted income (loss) per share as they would be anti-dilutive to the calculation above.

	Three Months Ended September 30,		Nine Months Ended September 30,
(In thousands)	2017	2016	2017	2016
Stock options	789	4,646	789	4,646
Performance stock units	—	—	170	—
Non-vested restricted stock	—	372	318	372
	789	5,018	1,277	5,018

NET LOSS PER SHARE
The Company’s net loss per share is determined by dividing the net loss relevant to the common stock by the weighted average number of shares outstanding during the year. Diluted net loss per common share uses the same net loss divided by the number of shares that would be outstanding assuming dilutive options and stock are converted (conversion method). The table below shows the calculations for years ended December 31, 2016 and 2015.

	2016	2015
Numerator (both basic and diluted)
Net loss relevant to common stockholders	$(53,147,396)	$(45,852,684)
Denominator
Denominator for basic earnings (loss) per share	44,786,687	34,992,662
Denominator for diluted earnings (loss) per share	44,786,687	34,992,662
Basic loss per common share	$(1.19)	$(1.31)
Diluted loss per common share	$(1.19)	$(1.31)

The Company also has non‑vested restricted stock and stock options as shown in the table below, but have not been included in the above calculation of diluted earnings (loss) per share as it would be anti‑dilutive to the calculation above. Additionally, we excluded the preferred stock in the net loss per share calculation because the holders do not have a participating right in the undistributed earnings (loss) of the Company.

	2016	2015
Stock options	4,645,884	3,485,791
Preferred stock	16,999,990	—
Non‑vested restricted stock	372,335	372,335
	22,018,209	3,858,126